--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    RYDEX SERIES TRUST
                                                    SEMI-ANNUAL REPORT
                                                    December 31, 1995

                                           6116 Executive Boulevard, Suite 400
[LOGO OF RYDEX APPERS HERE]                        Rockville, MD 20852
                                              (301) 468-8520 (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Shareholder:

  The past 12 months proved to be an eventful period for mutual fund investors. Returns of the stock and bond markets were among the best achieved in the last several years. The S & P 500 gained over 34%, while the Dow Jones Industrial Average broke into record territory, moving past the 5000 mark. U.S. Treasuries ended near their high for the year, as bond yields fell dramatically. After a disappointing performance for 1994, the bond market was within sight of its 1993 highs. Lack of inflationary pressure and Federal Reserve Board policy contributed to the strong bond market. The technology sector had a banner year, notwithstanding a turbulent second half. Finally, after a year of high volatility due to major structural changes in the global economy, the dollar ended the year on a firm note.

  These events of 1995 provided great investment opportunities for our shareholders and offered Rydex a chance to perform on the "long" side of both the fixed income and equity markets. It is our hope that shareholders who use the funds in asset allocation and timing strategies were able to take part in the extraordinary opportunities offered by the market.

  Several of the Rydex Funds turned in outstanding performances for the year. A highlight for the fund family was the performance of the Nova portfolio which attempts to provide a 150% exposure to the S & P 500. Its total return for 1995 was 50.42%. The Rydex OTC Fund - which tracks the NASDAQ 100 (NDX) - had a total return for the year of 44.24%. Also, in harmony with the strong bond market, the Rydex U. S. Government Bond Fund ended the year with a 36.14% total return, ranking as the number one performing Treasury Bond fund according to Lipper Analytical Services, Inc. As expected, given the strong equity and fixed income markets, the Rydex Ursa Fund, designed to move inversely to the S & P 500, had a negative total return for the period. Likewise, the Rydex Juno Fund posted a negative return in 1995. Its total return from March 3, 1995 (inception) to December 31, 1995 was -14.5%. Juno's objective is to move inversely to the price of the current 30-year Treasury Bond.

Finally, after making strong gains toward the end of 1995, the Precious Metals Fund ended the year with a total return of 11.54%.

  In closing, Rydex is very proud of what we have achieved for 1995, both in terms of performance and asset growth. Your commitment to the fund family encourages us to explore new opportunities and develop unique portfolios to assist you in managing your assets. We hope to continue to work closely with you and look forward to another successful year in 1996.

  If you have any questions or comments or would like a current prospectus on our fund family, please call us at (800) 820-0888 or (301) 468-8520. We appreciate your continued support, and look forward to serving your investment needs in the coming years.

Sincerely,

/s/ Albert P. (Skip) Viragh
Albert P. (Skip) Viragh
Chairman of the Board

                              RYDEX SERIES TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                                                     Market
                                                                      Value
                                                  Contracts        (Note 1)
                                               ------------ ---------------
OPTIONS PURCHASED 37.2%
Call Options Purchased on:
 S&P 500 Futures Contracts Expiring March 1996
  at 500                                                291  $ 17,234,475
 S&P 500 Futures Contracts Expiring March 1996
  at 520                                                172     8,471,000
 S&P 500 Index Expiring March 1996 at 320             1,000    29,648,000
 S&P 500 Index Expiring January 1996 at 290           2,000    65,192,000
                                                             ------------
  Total Call Options (Cost $117,056,038)                      120,545,475
                                                             ------------
                                                            Unrealized Gain
                                                                   (Note 1)
                                                            ---------------
FUTURES CONTRACTS 0.4%
 S&P 500 Futures Contracts Expiring March 1996
 (Underlying Face Amount at Market Value
 $189,245,700)                                          612     1,372,056
                                                             ------------
                                                Face Amount
                                               ------------
REPURCHASE AGREEMENT 62.4%
Repurchase Agreement collateralized by U.S.
 Federal agency obligations --5.75% 1/2/96
 (Note 3)                                      $201,900,000   201,900,000
                                                             ------------
  Total Investments 100% ($318,956,038)                      $323,817,531
                                                             ============

---------------------------------------------------------------------------

                                                               Market Value
                                                  Contracts        (Note 1)
                                               ------------ ---------------
WRITTEN OPTION CONTRACTS
Call Options Written
 S&P 500 Index Expiring March 1996 at 330             1,000  $ 28,659,000
 S&P 500 Index Expiring March 1996 at 300             2,000    63,194,000
                                                             ------------
  Total Options Written (Proceeds $89,040,732)               $ 91,853,000
                                                             ============

See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                                   URSA FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                                                       Contracts     (Note 1)
                                                     ----------- ------------
OPTIONS PURCHASED 89.0%
Put Options Purchased on:
 S&P 500 Futures Contract Expiring March 1996 at 670
  (Cost $1,645,637)                                           70 $  1,809,500
                                                                 ------------
Call Options Purchased on:
 S&P 500 Futures Contract Expiring January 24, 1996
  at 290                                                   2,000   65,204,000
 S&P 500 Futures Contract Expiring January 31, 1996
  at 290                                                   2,000   65,210,000
 S&P 500 Index Expiring January 2, 1996 at 290             2,000   65,188,000
 S&P 500 Index Expiring January 15, 1996 at 290            4,000  130,396,000
 S&P 500 Index Expiring February 12, 1996 at 290           4,000  130,428,000
 S&P 500 Index Expiring February 21, 1996 at 290           2,000   65,220,000
 S&P 500 Index Expiring February 27, 1996 at 290           2,000   65,224,000
 S&P 500 Index Expiring March 11, 1996 at 320              2,000   59,296,000
                                                                 ------------
  Total Call Options Purchased (Cost $613,572,000)                646,166,000
                                                                 ------------
                                                     Face Amount
                                                     -----------
U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Bill 6.66% due 1/11/96 (Cost
 $58,914,004)                                         59,000,000   58,914,004
                                                                 ------------
REPURCHASE AGREEMENT 2.9%
Repurchase Agreement collateralized by U.S. Federal
 agency obligations--
 5.75% 1/2/96 (Note 3)                               $20,900,000   20,900,000
                                                                 ------------
  Total Investments 100% (Cost $695,031,641)                     $727,789,504
                                                                 ============

-----------------------------------------------------------------------------

                                                                   Unrealized
                                                       Contracts         Gain
                                                     ----------- ------------
FUTURES CONTRACTS SOLD
 S&P 500 Futures Contract Expiring March 1996
  (Underlying Face Amount at Market Value
  $96,168,975)                                               311 $    417,325
                                                                 ============

See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                                   URSA FUND

SCHEDULE OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                                                       Contracts     (Note 1)
                                                       --------- ------------
WRITTEN OPTIONS CONTRACTS
Call Options Written on:
 S&P 500 Futures Contract Expiring January 24, 1996 at
  290                                                      2,000 $ 63,212,000
 S&P 500 Futures Contract Expiring January 31, 1996 at
  300                                                      2,000   63,220,000
 S&P 500 Index Expiring January 2, 1996 at 300             2,000   63,188,000
 S&P 500 Index Expiring January 15, 1996 at 290            4,000  126,404,000
 S&P 500 Index Expiring February 12, 1996 at 300           4,000  126,456,000
 S&P 500 Index Expiring February 21, 1996 at 300           2,000   63,236,000
 S&P 500 Index Expiring February 27, 1996 at 300           2,000   63,242,000
 S&P 500 Index Expiring March 11, 1996 at 330              2,000   57,318,000
                                                                 ------------
  Total Options Written (Proceeds $593,786,206)                  $626,276,000
                                                                 ============



See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                      Face Amount     (Note 1)
                                                     ------------ ------------
REPURCHASE AGREEMENT 100.0%
Repurchase Agreement Collateralized by U.S. Federal
 agency obligations--5.75% due 1/2/96 (Note 3)       $119,500,000 $119,500,000
                                                                  ------------
  Total Investments 100% (Cost $119,500,000)                      $119,500,000
                                                                  ============


See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                             OVER-THE-COUNTER FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                        Market
                                         Value
                             Shares   (Note 1)
                             ------ ----------
COMMON STOCKS 89.8%
 Microsoft Corp.*            46,593 $4,088,536
 Intel Corp.                 65,933  3,741,698
 Cisco Systems, Inc.*        21,509  1,605,109
 Oracle Systems Corp.*       34,046  1,442,699
 Amgen*                      20,954  1,244,144
 MCI Communications, Inc.    42,981  1,122,879
 Tele-Communications, Inc.   44,420    882,848
 Sun Microsystems, Inc.*     13,876    633,092
 Bay Networks, Inc.*         13,949    573,653
 Applied Materials, Inc.*    14,419    567,748
 Worldcom, Inc.*             15,199    535,765
 U.S. Healthcare, Inc.       10,859    504,944
 3Com Corp.                  10,739    500,706
 Novell, Inc.*               29,266    417,040
 Chiron Corp.*                3,346    369,733
 Adobe Systems                5,449    337,838
 Northwest Airline Corp.*     6,610    337,110
 DSC Communications Corp.*    9,014    332,391
 Apple Computer, Inc.         9,737    310,367
 Informix Corp.*             10,262    307,860
 Parametric Technology*       4,397    292,400
 U.S. Robotics, Inc.          3,187    279,659
 Comcast Corp. Class A       15,298    278,232
 Nordstrom, Inc.              6,593    267,016
 Intuit, Inc.*                3,344    260,832
 MFS Communications*          4,885    260,126
 Tellabs, Inc.*               6,977    258,149
 Dell Computer Corp.*         7,194    249,092
 Willamette Industries, Inc.  4,364    245,475
 HBO & Company                3,150    241,369
 America Online, Inc.*        6,396    239,850
 St. Jude Medical, Inc.*      5,517    237,231
 Linear Technology Corp.      5,828    228,749
 Price/Costco, Inc.*         14,925    227,606
 Stratcom*                    3,038    223,293
 Qualcom*                     4,995    214,785

* Non-Income Producing Securities.
See Notes to Financial Statements.

                                                    Market
                                                     Value
                                        Shares    (Note 1)
                                        ------ -----------
 Sybase, Inc.*                          5,706  $   205,416
 Stryker Corp.                          3,825      200,812
 Staples*                               8,107      197,608
 Sigma Aldrich Corp.*                   3,928      194,436
 Glenayre Tech., Inc.*                  3,111      193,660
 Paging Network*                        7,918      193,001
 BMC Software, Inc.*                    4,050      173,138
 Atmel Corp.*                           7,735      173,071
 Xilinx, Inc.*                          5,643      172,112
 Biogen, Inc.*                          2,798      172,077
 Adaptec*                               4,030      165,230
 Biomet, Inc.*                          9,222      164,843
 American Greetings, Corp.              5,653      156,164
 Tyson Foods, Inc.                      5,921      154,686
 Worthington Industries, Inc            7,197      149,788
 Viking Office Products*                3,153      146,614
 Centocor, Inc.*                        4,608      142,272
 Gateway 2000, Inc.*                    5,724      140,238
 AES Corp.*                             5,832      139,239
 Autodesk, Inc.                         3,843      131,623
 PACCAR, Inc.                           3,093      130,293
 McCormick & Co.                        5,284      127,477
 NEXTEL Communications, Inc.*           8,427      124,298
 Healthcare Company*                    2,630      114,405
 Electronics Arts, Inc.*                4,007      104,683
 KLA Instruments, Inc.*                 4,007      104,432
 Lam Research Corp.*                    2,160       98,820
 Cirrus Logic, Inc.*                    4,971       98,177
 Cracker Barrel Old Country Store, Inc. 4,769       82,265
 Perrigo Company*                       6,173       73,304
 Compuware Corp.*                       3,618       66,933
 Stewart & Stevenson Services, Inc.     2,638       66,610
 American Power Conversion Corp.*       6,999       66,491
                                               -----------
 Total Common Stocks
  (Cost $24,935,350)                           $28,484,240
                                               ===========

                              RYDEX SERIES TRUST

                             OVER-THE-COUNTER FUND

SCHEDULE OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                         Contracts    (Note 1)
                                                       ----------- -----------
OPTIONS PURCHASED 0.1%
NASDAQ 100 Call Option Contract Expiring January 1996
 at 595                                                          4 $     2,500
NASDAQ 100 Call Option Contract Expiring January 1996
 at 575                                                         23      37,375
                                                                   -----------
  Total Call Options Purchased (Cost $52,966)                           39,875
                                                                   -----------
                                                       Face Amount
                                                       -----------
REPURCHASE AGREEMENT 10.1%
Repurchase agreement collateralized by U.S. Federal
 agency obligations--5.75% 1/2/96 (Note 3)             $ 3,200,000 $ 3,200,000
                                                                   -----------
  Total Investments 100% (Cost $28,188,316)                        $31,724,115
                                                                   ===========

------------------------------------------------------------------------------

WRITTEN OPTIONS CONTRACTS
                                                                        Market
                                                         Contracts       Value
                                                       ----------- -----------
Put Options Written
 NASDAQ 100 Option Contract Expiring January 1996 at
  595                                                            4 $     9,300
 NASDAQ 100 Option Contract Expiring January 1996 at
  575                                                           23      31,625
                                                                   -----------
  Total Options Written (Proceeds $41,321)                         $    40,925
                                                                   ===========


See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                             PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                                       Market
                                                        Value
                                           Shares    (Note 1)
                                          ------- -----------
COMMON STOCKS 99.6%
Mining and Precious Metals Stocks
 Barrick Gold Corp.                       441,773 $11,651,763
 Placer Dome, Ltd.                        309,504   7,466,784
 Newmont Mining Corp.                     122,011   5,521,008
 Homestake Mining Co.                     168,028   2,625,438
 Echo Bay Mines, Ltd.                     159,576   1,655,601
 Battle Mountain Gold Co.                 107,192     897,733
 Pegasus Gold, Inc.*                       54,318     753,662
 ASA Limited                               15,842     588,134
 Hecla Mining Co.*                         71,044     488,428
 Horsham Corp.                             32,443     437,980
 First Mississippi Corp.                   11,882     314,873
 First Mississippi Gold, Inc.*             11,106     247,109
 Santa Fe Pacific Gold Corp.               16,171     196,073
 Agnico Eagle Mines, Ltd.                  14,496     183,012
 TVX Gold, Inc.*                           17,582     125,272
 Hemlo Gold Mines, Inc.                     9,900      92,812
 Kinross Gold Corp.*                        8,700      66,338
 Engelhard Corp.                            2,438      53,026
 Freeport McMoran, Inc., Class A            1,887      52,836
 Newmont Gold Corp.                         1,100      48,125
 Cambior, Inc.                              2,908      31,624
 Amax Gold, Inc.*                           4,324      31,349
 Anglo American Gold Investment Co., Ltd.   3,470      27,760
 Western Deep Levels, Ltd.                    800      26,200
 Alumax, Inc.*                                592      18,130
 MK Gold Co.*                               4,437      11,093
 Siskon Gold Corp., Class A*                2,959       5,918
 Buffelsfontein Gold Mining Co., Ltd.*        894       2,570
                                                  -----------
  Total Common Stocks (Cost $33,833,825)          $33,620,651
                                                  ===========

* Non-Income Producing Securities.
See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                             PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                         Contracts    (Note 1)
                                                       ----------- -----------
OPTIONS PURCHASED 0.1%
XAU Index Call Option Contract Expiring January 1996
 at 115
 (Cost $10,560)                                                 20 $    13,000
                                                                   -----------
                                                       Face Amount
                                                       -----------
REPURCHASE AGREEMENT 0.3%
Repurchase Agreement collateralized by U.S. Federal
 agency obligations 5.75% due 1/2/96 (Note 3)              100,000     100,000
                                                                   -----------
  Total Investments 100% (Cost $33,944,385)                        $33,733,651
                                                                   ===========

------------------------------------------------------------------------------

WRITTEN OPTION CONTRACTS
                                                                        Market
                                                                         Value
                                                         Contracts    (Note 1)
                                                       ----------- -----------
Put Options on XAU Index Expiring January 1996 at 115
 (Proceeds $7,940)                                              20 $     1,750
                                                                   ===========


See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                                                      Market
                                                                       Value
                                                     Face Amount     (Note1)
                                                     ----------- -----------
U.S. TREASURY OBLIGATIONS 90.8%
U.S. Treasury Bond 6.875% due 8/15/2025 (Cost
 $45,242,281)                                        $41,918,000 $47,262,545
                                                                 -----------
                                                       Contracts
                                                     -----------
OPTIONS PURCHASED 4.0%
Call Options on U.S. Treasury Bond Futures Contract
 Expiring March 1996 at 108 (Cost $1,819,171)            156,000   2,101,125
                                                                 -----------
                                                     Face Amount
                                                     -----------
REPURCHASE AGREEMENT 5.2%
Repurchase Agreement collateralized by U.S. Federal
 agency obligations--5.75% due 1/2/96 (Note 3)       $ 2,700,000   2,700,000
                                                                 -----------
  Total Investments 100.0% (Cost $49,761,452)                    $52,063,670
                                                                 ===========



See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                                   JUNO FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                                                     Market
                                                                      Value
                                                       Contracts   (Note 1)
                                                     ----------- ----------
OPTIONS PURCHASED 1.2%
Put options on U.S. Treasury Bond Futures Contracts
 Expiring March 1996 at 128 (Cost $61,301)                6,000  $   39,843
                                                                 ----------
                                                     Face Amount
                                                     -----------
REPURCHASE AGREEMENT 98.8%
Repurchase Agreement collateralized by U.S. Federal
 agency obligations 5.75% 1/2/96 (Note 3)            $3,400,000   3,400,000
                                                                 ----------
  Total Investments 100% (Cost $3,461,301)                       $3,439,843
                                                                 ==========

----------------------------------------------------------------------------

                                                                 Unrealized
                                                       Contracts     (Loss)
                                                     ----------- ----------
FUTURES CONTRACTS SOLD
U.S. Treasury Bond Futures Contract Expiring March
 1996
 (Underlying Face Amount at Market Value
 $2,672,312)                                                 22  $  (31,371)
                                                                 ==========


See Notes to Financial Statements.

                              RYDEX SERIES TRUST


STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                                                           U.S.
                                                                     Government
                                                 Nova         Ursa        Money
                                                 Fund         Fund  Market Fund
                                         ------------ ------------ ------------
ASSETS
 Securities at Value (Note 1)--See
  Accompanying Schedules                 $322,445,475 $727,789,504 $119,500,000
 Receivable for Futures Contracts
  Settlement                                  272,212            0            0
 Investment Income Receivable                  96,744       10,015       57,260
 Cash in Custodian Bank                     1,592,712    1,551,950    1,026,157
 Cash on Deposit with Broker                        0    1,545,450            0
 Receivable for Shares Purchased           14,443,586   14,842,281   41,048,055
 Unamortized Organization Costs (Note 1)       88,141       49,663       26,687
 Prepaid Expenses                               2,177        5,422            0
 Other Assets                                 251,070       44,436      658,135
                                         ------------ ------------ ------------
  Total Assets                            339,192,117  745,838,721  162,316,294
                                         ------------ ------------ ------------
LIABILITIES
 Payable for Futures Contracts
  Settlement                                        0       85,226            0
 Written Options at Market Value           91,853,000  626,276,000            0
 Liability For Shares Redeemed             24,644,597    1,290,153   22,055,191
 Dividends Payable                                  0            0       20,941
 Investment Advisory Fee Payable              140,628       84,464       68,561
 Organization Expenses Payable to
  Advisor                                       2,817        7,089       17,420
 Other Liabilities                                  0      123,928      101,001
                                         ------------ ------------ ------------
  Total Liabilities                       116,641,042  627,866,860   22,263,114
                                         ------------ ------------ ------------
NET ASSETS                               $222,551,075 $117,971,861 $140,053,180
                                         ============ ============ ============
Shares Outstanding                         15,915,933   14,669,946  140,154,163
                                         ============ ============ ============
Net Asset Value Per Share                      $13.98        $8.04        $1.00
                                               ======        =====        =====

See Notes to Financial Statements.

                              RYDEX SERIES TRUST


STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                                                              December 31, 1995

-------------------------------------------------------------------------------

                                   Over-the-    Precious        U.S.
                                     Counter      Metals  Government       Juno
                                        Fund        Fund   Bond Fund       Fund
                                 ----------- ----------- ----------- ----------
ASSETS
 Securities at Value (Note 1)--
  See Accompanying Schedules     $31,724,115 $33,733,651 $52,063,670 $3,439,843
 Receivable for Securities Sold   26,202,030   5,091,526           0          0
 Investment Income Receivable         11,208       6,703   1,073,239        543
 Cash in Custodian Bank               26,766      73,747       5,866     75,084
 Cash on Deposit with Broker         538,119     207,472           0    240,766
 Receivable for Shares Purchased   1,666,455     348,441     202,866      6,500
 Unamortized Organization Costs
  (Note 1)                            14,811      20,540      12,483     28,258
 Other Assets                        221,095      99,699       2,256         80
                                 ----------- ----------- ----------- ----------
  Total Assets                    60,404,599  39,581,779  53,360,380  3,791,074
                                 ----------- ----------- ----------- ----------
LIABILITIES
 Payable for Securities
  Purchased                           33,552           0           0          0
 Payable for Futures Contracts
  Settlement                               0           0           0      7,951
 Written Options at Market Value      40,925       1,750           0          0
 Liability For Shares Redeemed    29,798,252   5,692,018     424,890    107,839
 Dividends Payable                         0           0     266,630          0
 Investment Advisory Fee Payable      25,213      28,036      17,638      2,463
 Organization Expense Payable to
  Advisor                             22,322       8,074      17,900     33,792
 Other Liabilities                   117,576      92,130     109,981    241,005
                                 ----------- ----------- ----------- ----------
  Total Liabilities               30,037,840   5,822,008     837,039    393,050
                                 ----------- ----------- ----------- ----------
NET ASSETS                       $30,366,759 $33,759,771 $52,523,341 $3,398,024
                                 =========== =========== =========== ==========
Shares Outstanding                 2,357,444   3,841,311   5,033,658    397,401
                                 =========== =========== =========== ==========
Net Asset Value Per Share             $12.88       $8.79      $10.43      $8.55
                                      ======       =====      ======      =====

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1995

--------------------------------------------------------------------------------

                                                                            U.S.
                                                                      Government
                                                 Nova          Ursa        Money
                                                 Fund          Fund  Market Fund
                                          -----------  ------------  -----------
INVESTMENT INCOME
 Interest                                 $ 2,440,701  $  3,908,907  $5,295,210
                                          -----------  ------------  ----------
  Total Income                              2,440,701     3,908,907   5,295,210
                                          -----------  ------------  ----------
EXPENSES
 Advisory Fees (Note 4)                       404,381       713,679     501,145
 Transfer Agent Fees (Note 4)                  99,399       203,234     216,412
 Audit and Accounting                          43,817        56,595      69,797
 Legal                                         37,259        39,183      45,116
 Organizational Expenses                       17,572         8,337       4,475
 Registration Fees                             10,838        46,264      96,164
 Custodian Fees                                35,833        34,564      34,437
 Miscellaneous                                195,882        73,428      57,315
                                          -----------  ------------  ----------
  Total Expenses                              844,981     1,175,284   1,024,861
  Custodian Fees Paid Indirectly (Note 5)     (33,430)      (32,161)    (32,034)
                                          -----------  ------------  ----------
  Net Expenses                                811,551     1,143,123     992,827
                                          -----------  ------------  ----------
Net investment income                       1,629,150     2,765,784   4,302,383
                                          -----------  ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
 Investment Securities                      5,343,490    41,686,990           0
 Written Options                               92,800   (43,260,875)          0
 Futures Contracts                          6,518,482   (18,524,267)
                                          -----------  ------------  ----------
Total Net Realized Gain (Loss)             11,954,772   (20,098,152)          0
Net Change in Unrealized Appreciation
 (Depreciation) On Investments              1,782,667     2,854,868           0
                                          -----------  ------------  ----------
Net Gain (Loss) on Investments             13,737,439   (17,243,284)          0
                                          -----------  ------------  ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                $15,366,589  $(14,477,500) $4,302,383
                                          ===========  ============  ==========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1995

--------------------------------------------------------------------------------

                               Over-the-     Precious        U.S.
                                 Counter       Metals  Government         Juno
                                    Fund         Fund   Bond Fund         Fund
                             -----------  -----------  ----------  -----------
INVESTMENT INCOME
 Interest                    $   685,465  $   159,056  $  579,541  $   553,307
 Dividends                        97,853      197,573           0            0
                             -----------  -----------  ----------  -----------
  Total Income                   783,318      356,629     579,541      553,307
                             -----------  -----------  ----------  -----------
EXPENSES
 Advisory Fees (Note 4)          303,649      207,595      52,492       93,684
 Transfer Agent Fees (Note
  4)                              86,843       61,328      19,662       18,290
 Audit and Accounting             35,864       40,553      16,058       12,082
 Legal                            10,689       10,915       8,928        2,712
 Organizational Expenses           2,486        3,403         807        3,369
 Registration Fees                19,949       26,864      14,367       10,392
 Custodian Fees                   45,027       26,685       8,915       16,446
 Miscellaneous                   126,576       57,632     126,379       16,968
                             -----------  -----------  ----------  -----------
  Total Expenses                 631,083      434,975     247,608      173,943
  Custodian Fees Paid
   Indirectly (Note 5)           (22,863)     (18,789)     (6,512)     (14,443)
                             -----------  -----------  ----------  -----------
  Net Expenses                   608,220      416,186     241,096      159,500
                             -----------  -----------  ----------  -----------
Net investment income
 (loss)                          175,098      (59,557)    338,445      393,807
                             -----------  -----------  ----------  -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss)
 on:
 Investment Securities         3,746,405      420,014     915,912   (2,705,256)
 Written Options                 (70,220)     (53,707)                 (42,469)
                             -----------  -----------  ----------  -----------
Total Net Realized Gain
 (Loss)                        3,676,185      366,307     915,912   (2,747,725)
Net Change in Unrealized
 Appreciation
 (Depreciation) on
 Investments, Options and
 Futures Contracts            (4,941,294)  (4,372,501)  2,293,744      (62,278)
                             -----------  -----------  ----------  -----------
Net Gain (Loss) on
 Investments                  (1,265,109)  (4,006,194)  3,209,656   (2,810,003)
                             -----------  -----------  ----------  -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                  $(1,090,011) $(4,065,751) $3,548,101  $(2,416,196)
                             ===========  ===========  ==========  ===========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  Nova Fund                  Ursa Fund
                           ------------------------  --------------------------
                           Period Ended  Year Ended  Period Ended    Year Ended
                           December 31,    June 30,  December 31,      June 30,
                                   1995        1995          1995          1995
                           ------------ -----------  ------------  ------------
FROM INVESTMENT
 ACTIVITIES
 Net Investment Income     $  1,629,150 $ 1,439,357  $  2,765,784  $  6,175,756
 Net Realized Gain (Loss)
  on Investments             11,954,772  13,817,408   (20,098,152)  (35,881,477)
 Net Change in Unrealized
  Appreciation
  (Depreciation) of
  Investments                 1,782,667   1,292,835     2,854,868    (6,422,346)
                           ------------ -----------  ------------  ------------
 Net Increase in Net
  Assets Resulting from
  Operations                 15,366,589  16,549,600   (14,477,500)  (36,128,067)
                           ------------ -----------  ------------  ------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS
 From Net Investment
  Income (Note 1)                     0  (1,456,675)            0    (5,638,191)
 From Realized Gain on
  Investments                         0  (4,253,350)            0             0
FROM SHARES TRANSACTIONS
 (Note 8)                   144,268,948 (25,838,163)    4,820,666    58,496,332
                           ------------ -----------  ------------  ------------
 Net Increase (Decrease)
  in Net Assets             159,635,537 (14,998,588)   (9,656,834)   16,730,074
                           ------------ -----------  ------------  ------------
NET ASSETS--Beginning of
 Period                      62,915,538  77,914,126   127,628,695   110,898,621
                           ------------ -----------  ------------  ------------
NET ASSETS--End of Period  $222,551,075 $62,915,538  $117,971,861  $127,628,695
                           ============ ===========  ============  ============


See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       U.S. Government
                                                      Money Market Fund
                                                  ---------------------------
                                                   Period Ended    Year Ended
                                                   December 31,      June 30,
                                                           1995          1995
                                                  -------------  ------------
FROM INVESTMENT ACTIVITIES
 Net Investment Income                            $   4,302,383  $  6,154,866
                                                  -------------  ------------
 Net Increase in Net Assets Resulting from Opera-
  tions                                               4,302,383     6,154,866
                                                  -------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 From Net Investment Income (Note 1)                 (4,302,383)   (6,073,204)
 In Excess of Net Investment Income                    (100,983)
FROM SHARES TRANSACTIONS (Note 8)                  (144,044,232)  196,010,161
                                                  -------------  ------------
  Net Increase (Decrease) in Net Assets            (144,145,215)  196,091,823
                                                  -------------  ------------
NET ASSETS--Beginning of Period                     284,198,395    88,106,572
                                                  -------------  ------------
NET ASSETS--End of Period                         $ 140,053,180  $284,198,395
                                                  =============  ============



See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  Over-the-               Precious Metals
                                 Counter Fund                   Fund
                           -------------------------  -------------------------
                           Period Ended   Year Ended  Period Ended   Year Ended
                           December 31,     June 30,  December 31,     June 30,
                                   1995         1995          1995         1995
                           ------------  -----------  ------------  -----------
FROM INVESTMENT
 ACTIVITIES
 Net Investment Income
  (Loss)                   $    175,098  $   647,070  $   (59,557)  $   339,855
 Net Realized Gain (Loss)
  on Investments              3,676,185    8,710,161      366,307    (9,206,800)
 Net Change in Unrealized
  Appreciation
  (Depreciation) of
  Investments                (4,941,294)   8,840,779   (4,372,501)    4,226,627
                           ------------  -----------  -----------   -----------
 Net Increase (Decrease)
  in Net Assets Resulting
  from Operations            (1,090,011)  18,198,010   (4,065,751)   (4,640,318)
FROM DISTRIBUTIONS TO
 SHAREHOLDERS
 From Net Investment
  Income (Note 1)                     0     (542,955)           0      (332,993)
 From Realized Gain on
  Investments                (1,826,444)  (3,435,400)           0             0
FROM SHARES TRANSACTION
 (Note 8)                   (28,664,374)  17,033,155   (3,035,559)   44,308,359
                           ------------  -----------  -----------   -----------
 Net Increase (Decrease)
  in Net Assets             (31,580,829)  31,252,810   (7,101,310)   39,335,048
                           ------------  -----------  -----------   -----------
NET ASSETS--Beginning of
 Period                      61,947,588   30,694,778   40,861,081     1,526,033
                           ------------  -----------  -----------   -----------
NET ASSETS--End of Period  $ 30,366,759  $61,947,588  $33,759,771   $40,861,081
                           ============  ===========  ===========   ===========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   U.S. Government                       Juno
                                         Bond Fund                       Fund
                           ------------------------  -------------------------
                           Period Ended  Year Ended  Period Ended   Year Ended
                           December 31,    June 30,  December 31,     June 30,
                                   1995        1995          1995         1995
                           ------------  ----------  ------------  -----------
FROM INVESTMENT
 ACTIVITIES
 Net Investment Income     $   338,445   $   71,541  $   393,807   $   135,504
 Net Realized Gain (Loss)
  on Investments               915,912      277,544   (2,747,725)   (1,636,350)
 Net Change in Unrealized
  Appreciation
  (Depreciation) of
  Investments                2,293,744       56,925      (62,278)        9,450
                           -----------   ----------  -----------   -----------
 Net Increase (Decrease)
  in Net Assets Resulting
  from Operations            3,548,101      406,010   (2,416,196)   (1,491,396)
FROM DISTRIBUTIONS TO
 SHAREHOLDERS
 From Net Investment
  Income (Note 1)             (329,130)     (46,239)           0             0
 From Realized Gain on
  Investments                 (239,367)           0            0             0
FROM SHARES TRANSACTION
 (Note 8)                   46,952,228      667,535    1,512,909     5,792,707
                           -----------   ----------  -----------   -----------
 Net Increase (Decrease)
  in Net Assets             49,931,832    1,027,306     (903,287)    4,301,311
                           -----------   ----------  -----------   -----------
NET ASSETS--Beginning of
 Period                      2,591,509    1,564,203    4,301,311             0
                           -----------   ----------  -----------   -----------
NET ASSETS--End of Period  $52,523,341   $2,591,509  $ 3,398,024   $ 4,301,311
                           ===========   ==========  ===========   ===========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    Nova Fund
                                    ------------------------------------------
                                    For the Period For the Year For the Period
                                             Ended        Ended          Ended
                                      December 31,     June 30,       June 30,
                                              1995         1995          1994*
                                    -------------- ------------ --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF
 PERIOD                                $  11.81      $  9.77       $  10.01
                                       --------      -------       --------
 Net Investment Income                      .20          .28            .01
 Net Realized and Unrealized Gains
  (Losses) on Securities                   1.97         2.88           (.25)
                                       --------      -------       --------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                               2.17         3.16           (.24)
 Dividends to Shareholders                  .00         (.29)           .00
 Distributions to Shareholders From
  Net Realized Capital Gain                 .00         (.83)           .00
                                       --------      -------       --------
 Net Increase (Decrease) in Net
  Asset Value                              2.17         2.04           (.24)
                                       --------      -------       --------
NET ASSET VALUE--END OF PERIOD         $  13.98      $ 11.81       $   9.77
                                       ========      =======       ========
TOTAL INVESTMENT RETURN                  18.37%       32.65%        (2.47)%
RATIOS TO AVERAGE NET ASSETS**
 Expenses                                 1.58%        1.43%          1.73%
 Net Investment Income                    3.04%        2.62%          1.05%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                  0%           0%             0%
 Net Assets, End of Period (000's
  omitted)                             $222,551      $62,916       $ 77,914

* Commencement of Operations: July 12, 1993.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova, Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities. Refer to Note 6 for information regarding their securities transactions.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   Ursa Fund
                                   ------------------------------------------
                                   For the Period For the Year For the Period
                                            Ended        Ended          Ended
                                     December 31,     June 30,       June 30,
                                             1995         1995          1994*
                                   -------------- ------------ --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF
 PERIOD                               $   8.79      $  10.54      $  10.00
                                      --------      --------      --------
 Net Investment Income                     .15           .35           .01
 Net Realized and Unrealized Gains
  (Losses) on Securities                  (.90)        (1.78)          .53
                                      --------      --------      --------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                              (.75)        (1.43)          .54
 Dividends to Shareholders                 .00          (.32)          .00
                                      --------      --------      --------
 Net Increase (Decrease) in Net
  Asset Value                             (.75)        (1.75)          .54
                                      --------      --------      --------
NET ASSET VALUE--END OF PERIOD        $   8.04      $   8.79      $  10.54
                                      ========      ========      ========
TOTAL INVESTMENT RETURN                (8.53)%      (14.08)%        10.89%
RATIOS TO AVERAGE NET ASSETS**
 Expenses                                1.48%         1.39%         1.67%
 Net Investment Income                   3.48%         3.50%         1.43%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                 0%            0%            0%
 Net Assets, End of Period (000's
  omitted)                            $117,972      $127,629      $110,899

  * Commencement of Operations: January 7, 1994.
 ** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova, Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities. Refer to Note 6 for information regarding their securities transactions.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               Money Market Fund
                                   ------------------------------------------
                                   For the Period For the Year For the Period
                                            Ended        Ended          Ended
                                     December 31,     June 30,       June 30,
                                             1995         1995          1994*
                                   -------------- ------------ --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF
 PERIOD                               $   1.00      $   1.00      $  1.00
                                      --------      --------      -------
 Net Investment Income                     .02           .04          .01
 Net Realized and Unrealized Gains
  (Losses) on Securities                   .00           .00          .00
                                      --------      --------      -------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                               .02           .04          .01
 Dividends to Shareholders                (.02)         (.04)        (.01)
                                      --------      --------      -------
 Net Increase (Decrease) in Net
  Asset Value                              .00           .00          .00
                                      --------      --------      -------
NET ASSET VALUE--END OF PERIOD        $   1.00      $   1.00      $  1.00
                                      ========      ========      =======
TOTAL INVESTMENT RETURN                  2.43%         4.43%        2.47%
RATIOS TO AVERAGE NET ASSETS**
 Expenses                                0.94%         0.89%        1.16%
 Net Investment Income                   4.37%         4.23%        2.34%
SUPPLEMENTARY DATA:
 Net Assets, End of Period (000's
  omitted)                            $140,154      $284,198      $88,107

* Commencement of Operations: December 3, 1993.
** Annualized.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Over-the-Counter Fund
                                    ------------------------------------------
                                    For the Period For the Year For the Period
                                             Ended        Ended          Ended
                                      December 31,     June 30,       June 30,
                                              1995         1995          1994*
                                    -------------- ------------ --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF
 PERIOD                                $  12.22      $  8.76      $   10.00
                                       --------      -------      ---------
 Net Investment Income                      .03          .14            .01
 Net Realized and Unrealized Gains
  (Losses) on Securities                    .93         4.17          (1.25)
                                       --------      -------      ---------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                                .96         4.31          (1.24)
 Dividends to Shareholders                  .00         (.12)           .00
 Distributions to Shareholders From
  Net Realized Capital Gain                (.30)        (.73)           .00
                                       --------      -------      ---------
 Net Increase (Decrease) in Net
  Asset Value                               .66         3.46          (1.24)
                                       --------      -------      ---------
NET ASSET VALUE--END OF PERIOD         $  12.88      $ 12.22      $    8.76
                                       ========      =======      =========
TOTAL INVESTMENT RETURN                   7.42%       49.00%       (30.17)%
RATIOS TO AVERAGE NET ASSETS**
 Expenses                                 1.56%        1.41%          1.97%
 Net Investment Income                    0.43%        1.34%          1.69%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate                 1,688%       2,241%         1,171%
 Net Assets, End of Period (000's
  omitted)                             $ 30,366      $61,948      $  30,695

* Commencement of Operations: February 14, 1994.
** Annualized

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Precious Metals Fund
                                   ------------------------------------------
                                   For the Period For the Year For the Period
                                            Ended        Ended          Ended
                                     December 31,     June 30,       June 30,
                                             1995         1995          1994*
                                   -------------- ------------ --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF
 PERIOD                               $   8.73      $  8.29      $   10.00
                                      --------      -------      ---------
 Net Investment Income (Loss)             (.01)         .10            .01
 Net Realized and Unrealized Gains
  (Losses) on Securities                   .07          .43          (1.72)
                                      --------      -------      ---------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                               .06          .53          (1.71)
 Dividends to Shareholders                 .00         (.09)           .00
                                      --------      -------      ---------
 Net Increase (Decrease) in Net
  Asset Value                              .06          .44          (1.71)
                                      --------      -------      ---------
NET ASSET VALUE--END OF PERIOD        $   8.79      $  8.73      $    8.29
                                      ========      =======      =========
TOTAL INVESTMENT RETURN                  0.69%        6.21%       (29.27)%
RATIOS TO AVERAGE NET ASSETS**
 Expenses                                1.56%        1.38%          2.06%
 Net Investment Income                 (0.21)%        1.15%          1.23%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate                  592%       1,765%         2,728%
 Net Assets, End of Period (000's
  omitted)                            $ 33,760      $40,861      $   1,526

* Commencement of Operations: December 1, 1993.
** Annualized

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            U.S. Government Bond Fund
                                    ------------------------------------------
                                    For the Period For the Year For the Period
                                             Ended        Ended          Ended
                                      December 31,     June 30,       June 30,
                                              1995         1995          1994*
                                    -------------- ------------ --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF
 PERIOD                                $  9.55       $  8.24      $   10.00
                                       -------       -------      ---------
 Net Investment Income                     .16           .39            .02
 Net Realized and Unrealized Gains
  (Losses) on Securities                  1.04          1.17          (1.76)
                                       -------       -------      ---------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                              1.20          1.56          (1.74)
 Dividends to Shareholders                (.16)         (.25)          (.02)
 Distributions to Shareholders From
  Net Realized Capital Gain               (.11)          .00            .00
                                       -------       -------      ---------
 Net Increase (Decrease) in Net
  Asset Value                              .93          1.31          (1.76)
                                       -------       -------      ---------
NET ASSET VALUE--END OF PERIOD         $ 10.48       $  9.55      $    8.24
                                       =======       =======      =========
TOTAL INVESTMENT RETURN                 11.99%        18.97%       (32.63)%
RATIOS TO AVERAGE NET ASSETS**
 Expenses                                2.36%         2.26%          3.05%
 Net Investment Income                   3.23%         4.64%          3.39%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate                  229%        3,453%         1,290%
 Net Assets, End of Period (000's
  omitted)                             $52,523       $ 2,592      $   1,564

* Commencement of Operations: January 3, 1994.
** Annualized

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         Juno Fund
                                               -----------------------------
                                               For the Period For the Period
                                                        Ended          Ended
                                                 December 31,       June 30,
                                                         1995          1995*
                                               -------------- --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD              $   9.08       $  10.00
                                                  --------       --------
 Net Investment Income                                 .17            .14
 Net Realized and Unrealized Gains (Losses) on
  Securities                                          (.70)         (1.06)
                                                  --------       --------
 Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                           (.53)          (.92)
                                                  --------       --------
 Net Increase (Decrease) in Net Asset Value           (.53)          (.92)
                                                  --------       --------
NET ASSET VALUE--END OF PERIOD                    $   8.55       $   9.08
                                                  ========       ========
TOTAL INVESTMENT RETURN                            (5.84)%        (9.20)%
RATIOS TO AVERAGE NET ASSETS**
 Expenses                                            1.66%          0.50%
 Net Investment Income                               3.63%          1.32%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                             0%             0%
 Net Assets, End of Period (000's omitted)        $  3,398       $  4,301

* Commencement of Operations: March 3, 1995.
** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova , Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities. Refer to Note 6 for information regarding their securities transactions.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of seven separate series, the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the Over-the-Counter Fund, the Precious Metals Fund, the U.S. Government Bond Fund and the Juno Fund. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust in the preparation of its financial statement.

A. Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Security and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees of the Trust.

B. Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

C. Net investment income is computed, and dividends are declared daily in the U.S. Government Money Market Fund and U.S. Government Bond Fund. Income dividends in these funds are paid monthly. Income dividends are declared and paid annually in the Nova Fund, Ursa Fund, Over-the Counter Fund, Precious Metals Fund and Juno Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed monthly in the U.S. Government Money Market Fund. Long-term capital gains, if any, are distributed annually.

D. When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
market to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Futures contracts and written options involve to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

I. Costs incurred by the Trust in connection with its organization and registration have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the Trust commenced its investment activities.

2. OPERATING POLICIES

The Trust, which includes its seven separate series, utilizes futures and option contracts in order to manage the exposure to the stock and bond markets and the fluctuations in interest rates. Exposure to the underlying instruments tends to increase with buying futures, writing puts, and buying calls. Exposure is mitigated by selling futures, buying puts, and writing calls. Returns may be enhanced when futures and options are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of these contracts are the losses that may arise from the changes in the value of the underlying instruments, the possibility of an illiquid market, or if the counterparties do not perform under the terms of the contract.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The Nova Fund may purchase and write stock index futures contracts as a substitute for a comparable market position in the underlying securities. The Ursa Fund may write stock index contracts in furtherance of their investment objectives to inversely correlate the S&P 500. The Precious Metals Fund may purchase and write metals futures contracts in furtherance of their investment objectives to track the XAU Index contracts.The Bond Fund may purchase and write futures contracts on U.S. Treasury notes and bonds as a substitute for a comparable market position in the underlying U.S. Treasury securities.

The Nova Fund and the OTC Fund may purchase and write put and call options, and the Ursa Fund may purchase put options and write call options on stock index futures contracts. The Metals Fund may purchase and write put and call options on gold and precious metals futures contracts, and the Bond Fund may purchase put options and write call options on U.S. Treasury securities futures contracts.

3. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested a repurchase agreement collateralized by Federal agency obligations. As of December 31,1995 the repurchase agreement with Fuji Securities in the joint account and the collateral therefore was as follows:

Security Type                          Range of rates    Par Value Market Value
-------------                          -------------- ------------ ------------
Federal National Mortgage Association   5.75%-7.36%   $167,970,000 $168,889,833
Student Loan Marketing Association      4.68%         $128,080,000 $128,800,236
Federal Home Loan Mortgage Corp.        3.55%-9.800%  $ 54,405,000 $ 54,234,628

4. INVESTMENT ADVISORY AND TRANSFER AGENT SERVICES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc. investment advisory fees calculated at an annual percentage rate of one half of one percent (0.50%) of the net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; three-quarters of one percent (0.75%) of the net assets of the Nova Fund, the Precious Metals Fund, and the Over-the-Counter Fund; and nine-tenths of one percent (0.90%) of the net assets of the Ursa Fund and the Juno Fund.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Trust at an annual rate of two-tenths of one percent (0.20%) of the net assets of the U.S. Government Money Market Fund, U.S. Government Bond Fund, Precious Metals Fund, and Over-the-Counter Fund and at annual rate of one-quarter of one percent (0.25%) of the Nova Fund, the Ursa Fund, and the Juno Fund.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
5. ACCOUNTING FOR EXPENSES

The increase in "Total Expenses," and the offsetting "Fees Paid Indirectly," reflect the amount that the funds would have paid for securities custodian services in the absence of compensating balance arrangements. The values of these compensating balances for the six month period ended December 31, 1995 are as follows:

                             U.S.
                       Government       Over-                        U.S.
                            Money        the-     Precious     Government
   Nova       Ursa         Market     Counter       Metals           Bond        Juno
   Fund       Fund           Fund        Fund         Fund           Fund        Fund
-------    -------     ----------     -------     --------     ----------     -------
$33,430    $32,161        $32,034     $22,863      $18,789         $6,512     $14,443

6. SECURITIES TRANSACTIONS

During the period ended December 31, 1995 purchases and sales of investment securities were:

                                           U.S.
                                     Government                                    U.S.
                                          Money      Over-the-     Precious  Government
                   Nova        Ursa      Market        Counter       Metals        Bond     Juno
                   Fund        Fund        Fund           Fund         Fund        Fund     Fund
           ------------ ----------- ----------- -------------- ------------ ----------- --------
Purchases  $102,378,520 $37,862,465 $         0 $1,097,911,600 $267,147,331 $64,091,922 $213,758
Sales      $ 86,870,212 $15,386,077 $         0 $1,129,071,898 $269,698,698 $36,555,907 $171,609

The Nova, Ursa and Juno Funds' transactions shown above consist of options and futures contracts. The transactions of the other funds exclude short-term and temporary cash investments.

7. NET UNREALIZED APPRECIATION/DEPRECIATION OF SECURITIES

At December 31, 1995 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was:

                                                            U.S.
                                                      Government                                  U.S.
                                                           Money   Over-the-     Precious   Government
                                 Nova          Ursa       Market     Counter       Metals         Bond       Juno
                                 Fund          Fund         Fund        Fund         Fund         Fund       Fund
                         ------------  ------------  ----------- -----------  -----------  ----------- ----------
Gross Unrealized
 Appreciation            $  8,104,808  $ 37,295,209  $         0 $ 3,599,407  $   432,054  $ 2,302,218 $        0
Gross Unrealized
 (Depreciation)            (6,055,583)  (36,609,815)           0     (63,212)    (636,598)           0    (52,829)
                         ------------  ------------  ----------- -----------  -----------  ----------- ----------
Net Unrealized
 Appreciation/
 (Depreciation)          $  2,049,225  $    685,394  $         0 $ 3,536,195  $  (204,544) $ 2,302,218 $  (52,829)
Cost of Investments for
 Federal
 Income Tax Purposes     $318,956,038  $695,031,641  $119,500.00 $32,428,387  $35,857,678  $49,761,452 $3,461,301

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8. SHARE TRANSACTIONS

Transactions in shares for the period ended December 31, 1995 were:

                                                             U.S.
                                                       Government                                   U.S.
                                                            Money     Over-the-     Precious  Government
                               Nova          Ursa          Market       Counter       Metals        Bond         Juno
                               Fund          Fund            Fund          Fund         Fund        Fund         Fund
                        -----------  ------------  --------------  ------------  -----------  ----------  -----------
Shares Purchased        100,792,989   155,603,038   2,338,557,685   111,018,664   48,419,751  10,432,077   12,049,760
Purchased through
 Dividend Reinvestment            0           --        4,399,726       108,337            0      56,853            0
                        -----------  ------------  --------------  ------------  -----------  ----------  -----------
Total Purchased         100,792,989   155,603,038   2,342,957,411   111,127,001   48,419,751  10,488,930   12,049,760
Shares Redeemed         (90,203,162) (155,455,651) (2,487,001,643) (113,840,851) (49,261,357) (5,726,752) (12,125,970)
                        -----------  ------------  --------------  ------------  -----------  ----------  -----------
Net Shares
 Purchased/(Redeemed)    10,589,827       147,387    (144,044,232)   (2,713,850)    (841,606)  4,762,178      (76,210)
                        ===========  ============  ==============  ============  ===========  ==========  ===========

Transactions in dollars for the period ended December 31, 1995 were:

                                                            U.S.
                                                      Government                                        U.S.
                                                           Money       Over-the-      Precious    Government
                            Nova            Ursa          Market         Counter        Metals          Bond          Juno
                            Fund            Fund            Fund            Fund          Fund          Fund          Fund
                  --------------  --------------  --------------  --------------  ------------  ------------  ------------
Shares Purchased  $1,332,074,188  $1,305,195,287  $2,338,557,685  $1,465,706,376  $431,125,547  $102,287,159  $109,922,096
Purchased
 through
 Dividend
 Reinvestment                  0             --        4,399,726       1,413,792             0       569,795             0
                  --------------  --------------  --------------  --------------  ------------  ------------  ------------
Total Purchased    1,332,074,188   1,305,195,287   2,342,957,411   1,467,120,168   431,125,547   102,856,954   109,922,096
Shares Redeemed   (1,187,805,240) (1,300,374,621) (2,487,001,643) (1,495,784,542) (434,161,106)  (55,904,726) (108,409,187)
                  --------------  --------------  --------------  --------------  ------------  ------------  ------------
Net Shares
 Purchased/
 (Redeemed)          144,268,948       4,820,666    (144,044,232)    (28,664,374)   (3,035,559)   46,952,228     1,512,909
                  ==============  ==============  ==============  ==============  ============  ============  ============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

Transactions in shares for the period ended December 31, 1995 were:

                                                             U.S.
                                                       Government                                   U.S.
                                                            Money     Over-the-     Precious  Government
                               Nova          Ursa          Market       Counter       Metals        Bond        Juno
                               Fund          Fund            Fund          Fund         Fund        Fund        Fund
                       ------------  ------------  --------------  ------------  -----------  ----------  ----------
Shares Purchased        143,873,524   318,793,746   3,587,402,384   135,125,955   92,309,340   5,731,162   6,683,227
Purchased through
 Dividend
 Reinvestment               470,095       490,546       6,208,014       316,047       36,198       4,837           0
                       ------------  ------------  --------------  ------------  -----------  ----------  ----------
Total Purchased         144,343,619   319,284,292   3,592,675,661   135,442,002   92,345,538   5,735,999   6,683,227
Shares Redeemed        (146,990,905) (315,284,708) (3,397,600,237) (133,874,331) (87,846,703) (5,654,424) (6,209,616)
                       ------------  ------------  --------------  ------------  -----------  ----------  ----------
Net Shares
 Purchased/(Redeemed)    (2,647,286)    3,999,584     196,010,161     1,567,671    4,498,835      81,575     473,611
                       ============  ============  ==============  ============  ===========  ==========  ==========

Transactions in dollars for the period ended December 31, 1995 were:

                                                            U.S.
                                                      Government                                       U.S.
                                                           Money       Over-the-      Precious   Government
                            Nova            Ursa          Market         Counter        Metals         Bond         Juno
                            Fund            Fund            Fund            Fund          Fund         Fund         Fund
                  --------------  --------------  --------------  --------------  ------------  -----------  -----------
Shares Purchased  $1,557,769,087  $3,164,566,132  $3,587,402,384  $1,388,186,880  $772,461,150  $48,663,125  $64,916,051
Purchased
 through
 Dividend
 Reinvestment          5,223,393       4,561,095       6,208,014       3,427,684       301,229       35,458            0
                  --------------  --------------  --------------  --------------  ------------  -----------  -----------
Total Purchased    1,562,992,480   3,169,127,227   3,593,610,398   1,391,614,364   772,762,379   48,698,583   64,916,051
Shares Redeemed   (1,588,630,643) (3,110,630,895) (3,397,600,237) (1,374,581,209) (728,454,020) (48,031,046) (59,123,344)
                  --------------  --------------  --------------  --------------  ------------  -----------  -----------
Net Shares
 Purchased/
 (Redeemed)          (25,838,163)     58,496,332     196,010,161      17,033,155    44,308,359      667,537    5,792,707
                  ==============  ==============  ==============  ==============  ============  ===========  ===========

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

9. OPTION CONTRACTS WRITTEN

During the period ended December 31, 1995 the Trust wrote the following contracts:

                                          Nova Fund                 Ursa Fund
                              ---------------------  ------------------------
                              Number of     Initial  Number of        Initial
                              Contracts    Premiums  Contracts       Premiums
                              --------- -----------  --------- --------------
Outstanding at Beginning of
 Period                             0   $         0         0  $            0
Options Written                 3,012    89,604,623    36,000   1,039,413,331
Options Terminated                (12)     (563,891)  (16,000)   (445,627,125)
                               ------   -----------   -------  --------------
Outstanding at End of Period    3,000   $89,040,732    20,000  $  593,786,206
                               ======   ===========   =======  ==============
                              Over-the-Counter Fund      Precious Metals Fund
                              ---------------------  ------------------------
                              Number of     Initial  Number of        Initial
                              Contracts    Premiums  Contracts       Premiums
                              --------- -----------  --------- --------------
Outstanding at Beginning of
 Period                            34   $    19,157        50  $       17,599
Options Written                 1,123     1,594,892       220          81,712
Options Terminated             (1,130)   (1,572,728)     (250)        (91,371)
                               ------   -----------   -------  --------------
Outstanding at End of Period       27   $    41,321        20  $        7,940
                               ======   ===========   =======  ==============

10. NET ASSETS

At December 31, 1995

                                                                         U.S.
                                                                   Government
                                                                        Money
                                         Nova Fund    Ursa Fund   Market Fund
                                      ------------ ------------  ------------
Paid-In-Capital                       $200,762,288 $172,954,805  $140,154,163
Undistributed Net Investment Income      1,840,169    3,618,427             0
Overdistribution of Net Investment
 Income                                                       0      (100,983)
Accumulated Net Realized Gain (Loss)
 on Investments                         17,899,393  (59,286,865)            0
Net Unrealized Appreciation
 (Depreciation) on Investments,
 Options and Futures Contracts           2,049,225      685,394             0
                                      ------------ ------------  ------------
Net Assets                            $222,551,075 $117,971,861  $140,053,180
                                      ============ ============  ============

                               RYDEX SERIES TRUST


NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                               Over-the-                      U.S.
                                 Counter     Precious   Government        Juno
                                    Fund  Metals Fund    Bond Fund        Fund
                             ----------- ------------  ----------- -----------
Paid-In-Capital              $20,270,114 $ 45,007,142  $49,768,256 $ 7,305,617
Undistributed Net
 Investment Income               317,267            0       25,303     529,311
Net Investment Loss                    0      (25,268)           0
Accumulated Net Realized
 Gain (Loss) on Investments    6,243,183  (11,017,559)     427,564  (4,384,075)
Net Unrealized Appreciation
 (Depreciation) on
 Investments, Options and
 Futures Contracts             3,536,195     (204,544)   2,302,218     (52,829)
                             ----------- ------------  ----------- -----------
Net Assets                   $30,366,759 $ 33,759,771  $52,523,341 $ 3,398,024
                             =========== ============  =========== ===========

                         [LOGO OF RYDEX APPEARS HERE]



                           The First Family of Funds
                           Designed for Professional
                                Money Managers

                                   Nova Fund
                                   Juno Fund
                                   Ursa Fund
                                   OTC Fund
                             Precious Metals Fund
                           U.S. Government Bond Fund
                         U.S. Government Money Market



                              RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                        (301) 468-8520  (800) 820-0888






                              SEMI-ANNUAL REPORT
                               DECEMBER 31, 1995



    Nova Fund
    Juno Fund
    Ursa Fund
    OTC Fund
    Precious Metals Fund
    U.S. Government Bond Fund
    U.S. Government Money Market